Document and Entity Information	Dec. 20, 2022
Document And Entity Information [Line Items]
Entity Address, State or Province	AZ
Amendment Flag	false
Entity Central Index Key	0001834755
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 20, 2022
Entity Registrant Name	Social Leverage Acquisition Corp I
Entity Incorporation State Country Code	DE
Entity File Number	001-40059
Entity Tax Identification Number	85-4095616
Entity Address, Address Line One	8390 E. Via De Ventura
Entity Address, Address Line Two	Suite F110-207
Entity Address, City or Town	Scottsdale
Entity Address, Postal Zip Code	85258
City Area Code	(302)
Local Phone Number	492-7522
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock 0.0001 Par Value And One Fourth Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock, $0.0001 par value and one-fourth of one redeemable warrant
Trading Symbol	SLACU
Security Exchange Name	NASDAQ
Defined Benefit Plan, Equity Securities, Class A Common Stock, Employer, Related Party [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, included as part of the units
Trading Symbol	SLAC
Security Exchange Name	NASDAQ
Redeemable Warrants Included As Partof The Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, included as part of the units
Trading Symbol	SLACW
Security Exchange Name	NASDAQ